CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 34,728	$ 26,572	$ 32,907
Other comprehensive gain (loss), net of tax:
Foreign currency translation adjustments	5,558	(14,703)	(13,354)
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	(50)	85	2,331
Reclassification of net gains realized to net income	(731)	(1,188)	(29)
Other comprehensive gain (loss), net of tax	4,777	(15,806)	(11,052)
Comprehensive income	39,505	10,766	21,855
Less: comprehensive income attributable to non-controlling interests	(2,813)	(1,465)	(1,884)
Comprehensive income attributable to the Company	$ 36,692	$ 9,301	$ 19,971